UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS International Value Opportunities Fund

	Shares	Value ($)

Common Stocks 83.0%
Austria 1.1%
Oesterreichische Elektrizitaetswirtschafts AG "A"	3,000	202,875
Strabag SE*	538	38,173

(Cost $236,431)		241,048
Belgium 1.1%
Umicore (Cost $215,640)	1,000	234,302
Bermuda 1.6%
Aquarius Platinum Ltd. (Cost $326,600)	10,000	364,622

Canada 0.9%
Yamana Gold, Inc. (Cost $204,600)	15,000	194,260
France 3.6%
France Telecom SA	10,500	398,187
Total SA	5,000	404,456

(Cost $650,071)		802,643
Germany 20.0%
Daimler AG (Registered)	3,000	305,592
Deutsche Post AG (Registered)	6,500	220,591
Deutsche Telekom AG (Registered)	20,000	441,622
E.ON AG	2,500	509,216
Hamburger Hafen- und Logistik AG*	2,060	180,821
IVG Immobilien AG	10,000	393,847
Manz Automation AG*	1,800	399,860
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,500	453,887
Roth & Rau AG*	1,800	609,456
RWE AG	4,000	546,208
Siemens AG (Registered)	2,300	348,951

(Cost $3,386,187)		4,410,051
Greece 0.8%
Marfin Investment Group SA (Cost $182,678)	20,000	170,053
Italy 2.3%
Eni SpA	9,000	321,447
Landi Renzo SpA*	54,180	197,964

(Cost $610,143)		519,411
Japan 6.6%
Don Quijote Co., Ltd.	15,000	318,272
Japan Tobacco, Inc.	70	396,495
Nippon Oil Corp.	20,000	167,311
Sony Corp.	6,500	350,886
Sumitomo Corp.	15,000	224,839

(Cost $1,367,715)		1,457,803
Liechtenstein 0.6%
Liechtensteinische Landesbank AG (Cost $133,895)	1,500	134,069
Netherlands 6.7%
European Aeronautic Defence & Space Co.	10,000	320,536
Koninklijke Boskalis Westminster NV (CVA)	6,000	360,975
Royal Dutch Shell PLC "A"	10,015	406,039
Smit Internationale NV	4,000	402,955

(Cost $1,194,379)		1,490,505
Norway 3.0%
StatoilHydro ASA	6,000	194,767
Stepstone ASA*	110,000	460,860

(Cost $563,559)		655,627
Spain 2.8%
Sociedad General de Aguas de Barcelona SA "A"	7,535	303,752
Tubos Reunidos SA	40,000	314,779

(Cost $512,620)		618,531

Sweden 5.5%
Nordea Bank AB	21,000	352,725
OMX AB	14,000	584,175
Skandinaviska Enskilda Banken AB "A"	10,000	279,820

(Cost $1,038,356)		1,216,720
Switzerland 9.4%
ABB Ltd. (Registered)	15,000	440,603
Nestlé SA (Registered)	1,000	477,885
Roche Holding AG (Genusschein)	700	132,866
Sulzer AG (Registered)	250	376,832
Xstrata PLC	5,000	352,097
Zurich Financial Services AG (Registered)	1,000	289,382

(Cost $1,808,319)		2,069,665
United Kingdom 17.0%
Admiral Group PLC	21,000	450,018
Anglo American PLC	5,095	344,841
BAE Systems PLC	40,000	378,034
Barclays PLC	30,000	347,541
British American Tobacco PLC	9,800	380,325
Chemring Group PLC	10,000	440,782
Tesco PLC	40,000	394,153
Tui Travel PLC*	30,000	169,694
Vedanta Resources PLC	7,000	331,576
Vodafone Group PLC	140,000	523,889

(Cost $3,373,299)		3,760,853

Total Common Stocks (Cost $15,804,492)		18,340,163
Preferred Stocks 2.0%
Germany
Eurokai KGaA (Cost $226,587)	3,000	443,595
Cash Equivalents 11.1%
Cash Management QP Trust, 4.88% (a) (Cost $2,458,578)	2,458,578	2,458,578
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $18,489,657)	96.1	21,242,336
Other Assets and Liabilities, Net	3.9	855,388

Net Assets	100.0	22,097,724

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen

At November 30, 2007, the DWS International Value Opportunities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Industrials	4,638,547	24.7%
Financials	3,455,511	18.4%

Materials	2,136,477	11.4%
Consumer Staples	1,648,858	8.8%
Utilities	1,562,051	8.3%
Energy	1,494,020	8.0%
Telecommunication Services	1,363,698	7.2%
Consumer Discretionary	1,342,414	7.1%
Information Technology	1,009,316	5.4%
Health Care	132,866	0.7%
Total Common and Preferred Stocks	18,783,758	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Value Opportunities Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008